FINANCIAL INSTRUMENTS, FAIR VALUES AND RISK MANAGEMENT - Disclosure of net debt and net debt to adjusted EBITDA (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 CAD ($) Ratio	Dec. 31, 2021 CAD ($) Ratio	Dec. 31, 2020 CAD ($) Ratio	Dec. 31, 2019 CAD ($)
Disclosure of detailed information about financial instruments [abstract]
Cash	$ (8,833)	$ (12,239)	$ (6,078)	$ (26,450)
Accounts receivable	(89,235)	(49,433)	(30,298)
Prepaid expenses and deposits	(4,564)	(2,751)	(2,680)
Accounts payable and accrued liabilities	135,547	116,866	54,193
Adjusted working capital deficit	32,915	52,443	15,137
Total bank debt	179,800	106,300	163,600
Total term debt	78,932	134,747	120,435
Total net debt	291,647	293,490	299,172
Adjusted EBITDA	$ 435,616	$ 140,236	$ 156,153
Net debt to adjusted EBITDA | Ratio	0.7	2.1	1.9